Shareholders' Equity - Additional Information (Detail) R$ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 BRL (R$)	Dec. 31, 2022 BRL (R$) shares	Dec. 31, 2020 BRL (R$) shares	Jan. 01, 2020 USD ($)	Jan. 01, 2020 BRL (R$)
Shareholders equity [line items]
Common shares authorized | shares	1,000,000,000				1,000,000,000
Subscribed and paid up capital	$ 1,551.6	$ 1,551.6
Subscribed and paid up capital, shares | shares	740,465,044				740,465,044
Shares held in Treasury | shares	5,832,238	5,832,238	4,291,938		5,832,238	4,291,938
Description of common stock voting right	each common share generally empowered with one vote at general shareholders’ meeting, considering that: (a) no shareholder or group of shareholders, Brazilian or foreign, may exercise votes representing more than 5% of the quantity of shares into which our capital stock is divided. Votes that exceed this 5% threshold will not be considered
Amount of shares held in Treasury	$ 28.2	$ 28.2	$ 25.7
Market value of treasury shares	$ 15.9	25.9
Percentage of net profit on statutory reserve	5.00%
Revenue reserves	$ 1,116.1	1,301.5	1,377.8				$ 2,110.0	R$ 2,595.4
Amount available for distribution							$ 1,856.7	R$ 2,058.2
Losses attributable to owners of Embraer	185.4	$ 44.7	731.9
Retained losses | R$					R$ 2,376.6	R$ 1,021.0
StatutoryReserveAvailableForDistribution	$ 862.7		$ 1,124.4
Translated Amounts Of Retained Losses | R$					R$ 953.7
Foreign shareholders number of votes as a percentage of votes entitlement of shareholders within the country	66.00%
Top of range [member]
Shareholders equity [line items]
Percentage of reserve on capital	20.00%
Percentage of reserve on capital and capital reserve	30.00%
Losses attributable to owners of Embraer | R$				R$ 3,616.0